UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09425
                                                     ---------------------------

                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code: 212-667-4225
                                                                   ------------

                       Date of fiscal year end: March 31
                                                --------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     % OF                                             JUNE 30,
                                                    MEMBERS'                                            2005
INVESTMENT FUND                                     CAPITAL                   COST (a)             FAIR VALUE (b)
---------------                                    ---------               --------------        ------------------
Ahab Partners, L.P.                                   6.67%                 $  5,100,000          $    8,205,889

Aristeia Partners, L.P.                               2.90                     2,250,000               3,571,648

Artis Technology Qualified Partners, L.P.             3.18                     2,250,000               3,912,500

Basswood Financial Partners, L.P.                     4.65                     3,700,000               5,723,534

Bedford Falls Investors, L.P.                         1.50                       280,000               1,850,422

Capital Hedge Fund, Ltd., Class G                     1.86                     2,000,000               2,287,302

Castlerigg Partners, L.P.                             6.62                     8,000,000               8,147,991

Cipher Composite Fund, L.P.                           4.28                     5,250,000               5,259,365

Citadel Wellington Partners, L.L.C.                   7.83                     5,500,000               9,628,552

D(3) Fund, L.L.C., Series A                           2.39                     3,000,000               2,940,791

Eos Partners, L.P.                                    6.99                     6,625,000               8,599,230

Greylock Global Opportunity Fund, L.P.                5.25                     4,850,000               6,462,858

Harbert Distressed Investment Fund, L.P.              4.88                     4,000,000               6,009,847

Highbridge Capital Corp., Class A                     4.56                     3,200,000               5,608,688

Kingdon Associates                                    3.13                     3,500,000               3,849,268

Millgate Partners, L.P.                               6.40                     4,700,000               7,880,055

North Sound Legacy Institutional Fund, L.L.C.         3.35                     2,500,000               4,122,669

Owl Creek II, L.P.                                    6.31                     7,500,000               7,765,433

Richmond Capital, L.P.                                4.93                     6,000,000               6,065,852

TCS Capital II, L.P.                                  4.50                     4,000,000               5,533,241

Whippoorwill Distressed Opportunity Fund, L.P.        4.91                     6,000,000               6,041,528

Zeus Fixed Income Arbitrage, L.P., Class B            5.21                     6,000,000               6,411,521
                                                    ------                  ------------         ---------------
TOTAL                                               102.30%                 $ 96,205,000         $   125,878,184
                                                    ------                  ------------         ---------------

OTHER ASSETS, LESS LIABILITIES*                      (2.30)%                                          (2,834,405)
                                                    ------                                       ---------------

MEMBERS' CAPITAL - NET ASSETS                       100.00%                                      $   123,043,779
                                                    ======                                       ===============

(a) At March 31, 2005, the cost of investments for federal income tax purposes was estimated at $103,262,403. At March 31, 2005, accumulated net unrealized appreciation on investments was $21,855,295, consisting of $22,471,780 gross unrealized appreciation and $616,485 gross unrealized depreciation.

(b) The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

* Includes $1,894,547 invested in a PNC Bank Money Market Account, which is 1.54% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Whistler Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                              Bryan McKigney, Chief Executive Officer
                              (principal executive officer)

Date     August 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                              Bryan McKigney, Chief Executive Officer
                              and Principal Finanical Officer
                              (principal executive officer and principal
                              financial officer)

Date     August 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.

   CERTIFICATION PURSUANT TO RULE 30A-2(a) UNDER THE 1940 ACT AND SECTION 302
                            OF THE SARBANES-OXLEY ACT

I, Bryan McKigney, certify that:

1. I have reviewed this report on Form N-Q of Advantage Advisers Whistler Fund, L.L.C.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: August 26, 2005                   /s/ Bryan McKigney
      ---------------                   ----------------------------------------
                                        Bryan McKigney, Chief Executive Officer
                                        and Principal Financial Officer